Aasgard Small & Mid-Cap Fund
Schedule of Investments
at June 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 88.86%	Value
	Administrative and Support Services - 3.94%
10,045	Broadridge Financial Solutions, Inc.	$1,267,579
6,350	Scotts Miracle-Gro Co.	853,884
		2,121,463
	Air Transportation - 1.64%
25,835	Southwest Airlines Co.	883,040
	Ambulatory Health Care Services - 2.21%
10,460	Quest Diagnostics, Inc.	1,192,022
	Chemical Manufacturing - 4.14%
4,440	Clorox Co.	974,003
16,725	RPM International, Inc.	1,255,378
		2,229,381
	Computer and Electronic Product Manufacturing - 15.23%
13,620	Agilent Technologies, Inc.	1,203,600
12,100	Amphenol Corp.	1,159,301
20,625	FLIR Systems, Inc.	836,756
19,625	Maxim Integrated Products, Inc.	1,189,471
12,430	Microchip Technology, Inc.	1,309,003
16,565	Teradyne, Inc.	1,399,908
11,305	Xilinx, Inc.	1,112,299
		8,210,338
	Construction of Buildings - 1.99%
19,300	D.R. Horton, Inc.	1,070,185
	Credit Intermediation and Related Activities - 7.16%
18,978	Commerce Bancshares, Inc.	1,128,622
71,750	KeyCorp	873,915
81,260	Regions Financial Corp.	903,611
43,140	Synchrony Financial	955,982
		3,862,130
	Data Processing, Hosting, and Related Services - 2.46%
4,045	FactSet Research Systems, Inc.	1,328,661
	Electronics and Appliance Stores - 1.70%
10,500	Best Buy Co., Inc.	916,335
	Food Manufacturing - 2.04%
22,130	Campbell Soup Co.	1,098,312
	Food Services and Drinking Places - 1.65%
2,400	Domino's Pizza, Inc.	886,656
	Funds, Trusts, and Other Financial Vehicles - 2.40%
13,280	Garmin Ltd.	1,294,800
	Furniture and Home Furnishings Stores - 2.85%
18,760	Williams-Sonoma, Inc.	1,538,508

	Insurance Carriers and Related Activities - 4.58%
13,330	Cincinnati Financial Corp.	853,520
9,430	Reinsurance Group of America, Inc.	739,689
10,635	RLI Corp.	873,134
		2,466,343
	Machinery Manufacturing - 3.71%
18,695	Graco, Inc.	897,173
6,980	IDEX Corp.	1,103,119
		2,000,292
	Merchant Wholesalers, Durable Goods - 3.69%
3,900	Pool Corp.	1,060,293
5,230	Watsco, Inc.	929,371
		1,989,664
	Merchant Wholesalers, Nondurable Goods - 2.81%
11,505	Tractor Supply Co.	1,516,244
	Miscellaneous Manufacturing - 4.27%
10,390	Hill-Rom Holdings, Inc.	1,140,614
7,575	STERIS plc	1,162,308
		2,302,922
	Pipeline Transportation - 1.48%
42,050	Williams Cos., Inc.	799,791
	Professional, Scientific, and Technical Services - 4.21%
15,185	Booz Allen Hamilton Holding Corp. - Class A	1,181,241
9,360	CDW Corp.	1,087,445
		2,268,686
	Rail Transportation - 1.98%
7,145	Kansas City Southern	1,066,677
	Rental and Leasing Services - 1.66%
16,555	McGrath RentCorp	894,136
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.19%
17,355	Cohen & Steers, Inc.	1,181,008
	Support Activities for Transportation - 2.11%
14,965	Expeditors International of Washington, Inc.	1,137,939
	Telecommunications - 2.50%
7,005	ResMed, Inc.	1,344,960
	Utilities - 4.26%
16,135	Alliant Energy Corp.	771,898
10,445	Atmos Energy Corp.	1,040,113
14,545	ONEOK, Inc.	483,185
		2,295,196
	TOTAL COMMON STOCKS (Cost $39,911,650)	47,895,689

	REITS - 10.72%
10,935	Camden Property Trust	997,491
33,520	Duke Realty Corp.	1,186,273
14,910	EPR Properties	493,968

11,485	Extra Space Storage, Inc.	1,060,869
61,721	Medical Properties Trust, Inc.	1,160,355
13,025	W.P. Carey, Inc.	881,141
	TOTAL REITS (Cost $5,672,684)	5,780,097

	MONEY MARKET FUND - 0.35%
190,481	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.06% (a)	190,481
	TOTAL MONEY MARKET FUND (Cost $190,481)	190,481

	TOTAL INVESTMENTS IN SECURITIES (Cost $45,774,815) - 99.93%	53,866,267
	Other Assets in Excess of Liabilities - 0.07%	37,570
	NET ASSETS - 100.00%	$53,903,837

	REIT - Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of June 30, 2020.

Aasgard Small & Mid-Cap Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Aasgard Small & Mid-Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Accomodation and Food Services	$886,656	$-	$-	$886,656
Administrative Support and Waste Management	2,121,463	-	-	2,121,463
Construciton	1,070,185	-	-	1,070,185
Financial	8,804,281	-	-	8,804,281
Healthcare	1,192,022	-	-	1,192,022
Information	2,673,621	-	-	2,673,621
Manufacturing	15,841,246	-	-	15,841,246
Professional, Scientific, and Technical Services	2,268,686	-	-	2,268,686
Real Estate and Rental and Leasing	894,136	-	-	894,136
Retail Trade	2,454,843	-	-	2,454,843
Transportation and Warehousing	3,887,447	-	-	3,887,447
Utilities	2,295,196	-	-	2,295,196
Wholesale Trade	3,505,908	-	-	3,505,908
Total Common Stocks	47,895,689	-	-	47,895,689
REITs	5,780,097	-	-	5,780,097
Money Market Fund	190,481	-	-	190,481
Total Investments in Securities	$53,866,267	$-	$-	$53,866,267

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.